AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 25, 2016.

File Nos. 333-198603 and 811-22995

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 5 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 6 ☒

TRIMTABS ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, 2nd Floor

New York, New York 10105

(Address of Principal Executive Offices, Zip Code)

(212) 217-2470

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:

Stellar Corporate Services LLC

3500 South Dupont Highway

Dover, County of Kent, Delaware 19901

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On September 23, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for TrimTabs ETF Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until September 23, 2016, the effectiveness of Post-Effective Amendment No. 4 (“PEA No. 4”) with respect to the TrimTabs Float Shrink ETF, which was filed with the Commission via EDGAR Accession No. 0001144204-16-108096 on June 14, 2016, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 4 with respect to the TrimTabs Float Shrink ETF by means of this filing, Parts A, B and C of PEA No. 4 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the TrimTabs Float Shrink ETF is incorporated herein by reference to Part A of PEA No. 4.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the TrimTabs Float Shrink ETF is incorporated herein by reference to Part B of PEA No. 4.

PART C – OTHER INFORMATION

The Part C for the TrimTabs Float Shrink ETF is incorporated herein by reference to Part C of PEA No. 4.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 5 to the Registrant’s Registration Statement (File Nos. 333-198603 and 811- 22995) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 25th day of August, 2016.

TrimTabs ETF Trust

/s/ Charles Biderman
Charles Biderman
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Charles Biderman	President and Trustee	August 25, 2016
Charles Biderman

/s/ Jeffrey Lazar	Principal Financial Officer	August 25, 2016
Jeffrey Lazar

/s/ Stephen J. Posner*	Trustee	August 25, 2016
Stephen J. Posner

/s/ David A. Kelly*	Trustee	August 25, 2016
David A. Kelly

*/s/ Stacy L. Fuller
Stacy L. Fuller

* Signatures affixed by Stacy L. Fuller on August 25, 2016 pursuant to a power of attorney filed December 16, 2014 with Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A and filed January 27, 2016 with Post-Effective Amendment No. 2 to the Registrant’s Registration Statement.